Employee Benefits - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Remeasurements
Defined benefit pension plan amendment cost/(credit)	₨ (1,479.3)	$ (21.4)		₨ 36,090.1
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	40,421.5
Service cost	14,490.5	209.5		18,561.3	₨ 17,357.3
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(4,533.1)	(65.5)		(17,990.4)	(6,662.4)
Return on plan assets, (excluding amount included in net Interest expense)	23,626.2	341.6		(9,974.6)	100,724.9
Actuarial (gains)/losses arising from changes in financial assumptions	49,653.7	718.0		(30,177.8)	204,693.3
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	3,276.9	47.4		(8,487.5)	(18,672.2)
Defined benefit pension plan amendment cost/(credit)	3,799.0	54.9	£ 16.5	(36,090.1)
Plan settlement				58.1
End of the year	60,263.9	871.5		40,421.5
Jaguar Land Rover Pension plan [member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	767,800.4	11,102.6		806,676.9
Service cost	14,490.5	209.5		18,561.3
Interest cost	19,814.7	286.5		20,584.3
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(4,533.1)	(65.5)		(17,990.4)
Actuarial (gains)/losses arising from changes in financial assumptions	49,653.7	718.0		(30,177.8)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	3,276.9	47.4		(8,487.5)
Defined benefit pension plan amendment cost/(credit)	3,799.0	54.9		(36,090.1)
Plan settlement				(1,807.6)
Benefits paid	(56,573.7)	(818.1)		(84,441.3)
Member contributions	135.8	2.0		324.8
Foreign currency translation	(15,199.3)	(219.8)		100,647.8
End of the year	782,664.9	11,317.5		767,800.4	806,676.9
Jaguar Land Rover Pension plan [member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	(727,378.9)	(10,518.1)		(688,454.9)
Interest cost	(19,040.2)	(275.3)		(18,661.3)
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	23,626.2	341.6		(9,974.6)
Employer's contributions	24,078.1	348.2		24,554.2
Plan settlement				(1,749.5)
Benefits paid	(56,573.7)	(818.1)		(84,441.3)
Member contributions	135.8	2.0		324.8
Expenses paid	(1,186.5)	(17.2)		(777.7)
Foreign currency translation	(14,098.0)	(203.9)		92,326.9
End of the year	₨ (722,401.0)	$ (10,446.0)		₨ (727,378.9)	₨ (688,454.9)